Fair Value Measurements (Tables)	7 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements, Recurring and Nonrecurring
The following table
presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account	1	$250,003,042